Business Combination - Schedule of Aggregate Fair Values of the Assets Acquired and Liabilities (Parentheticals) (Details) - Business Combination [Member]	Sep. 30, 2025 USD ($)
Schedule of Aggregate Fair Values of the Assets Acquired and Liabilities [Line Items]
Cash	$ 2,462
Accrued liabilities	$ 43,068